CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Proceeds from convertible notes - stockholder	$ 0	$ 0	$ 0	$ 0	$ 155,000	$ 155,000
Convertible notes payable - stockholder	105,000		105,000	105,000	105,000	105,000
Debt Instrument, Interest Rate, Effective Percentage			4.20%		4.20%
Interest Payable			$ 16,927	$ 12,517	$ 16,927
Debt Instrument, Convertible, Conversion Price			$ 0.50		$ 0.50
Debt Instrument, Maturity Date			Dec. 06, 2011